LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY - Breakdown (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current		R$ 6,019,945	R$ 6,906,892
Noncurrent		13,281,851	10,027,086
Total		19,301,796	16,933,978
Liabilities for the acquisition of a company | Home currency
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current		554,554
Noncurrent		60,745
Total		615,299
Loan and financing | Home currency
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current			50
Noncurrent			4
Total			54
Loan and financing | Foreign currency
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current | $	$ 1,073,090
Total | $	1,073,090
PSI | Home currency
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current			50
Noncurrent			4
Total			54
PSI | Foreign currency
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current | $	3
Total | $	3
Law No. 4,131 | Foreign currency
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current | $	1,073,087
Total | $	$ 1,073,087
Suppliers | Home currency
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current			224,556
Total			224,556
Debentures | Home currency
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current		236,833	1,028,463
Noncurrent		3,500,000
Total		3,736,833	1,028,463
5th issue | Home currency
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current		236,833	1,028,463
Noncurrent		3,500,000
Total		3,736,833	1,028,463
Leases
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current		3,503,167	2,907,481
Noncurrent		8,529,436	8,322,618
Leases | Home currency
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current		3,503,167	2,907,481
Noncurrent		8,529,436	8,322,618
Total		12,032,603	11,230,099
Contingent liabilities (PPA) | Home currency
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current		652,301	2,746,342
Noncurrent		1,191,670	1,704,464
Total		R$ 1,843,971	R$ 4,450,806